CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 4,019	$ 5,173
Trade receivables, net	456	1,136
Loan receivables, net	5,897	12,612
Interest receivables	847	162
Other receivables, prepayments and deposits, net	4,057	471
Total current assets	15,276	19,554
NON-CURRENT ASSETS
Property, plant and equipment, net	29,409	44,913
Operating lease right-of-use assets, net	4	26
Intangible assets, net	1,243	1,367
Long-term loan receivables, net	1,796	977
Long-term investments, net	8,990
Goodwill	12,348	12,348
Total non-current assets	53,790	59,631
Total assets	$ 69,066	79,185
CURRENT LIABILITIES
Amount due to a shareholder		$ 1,538
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Accounts payable	$ 1,225	$ 1,633
Other payables and accrued liabilities	14,982	1,863
Deferred Revenue	0	87
Operating lease liability, current	4	22
Customer deposits	5	5
Taxes payable	385	769
Total current liabilities	16,601	5,917
LONG-TERM LIABILITIES
Operating lease liability, non-current		4
Non-current Deferred tax liabilities	3,441	5,015
Total non-current liabilities	3,441	5,019
Total liabilities	20,042	10,936
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 10,000,000 shares authorized, nil and nil issued and outstanding as of December 31, 2025 and 2024, respectively
Ordinary shares, $0.004 par value, 500,000,000 shares authorized, 122,160,166 and 112,510,166 issued and outstanding as of December 31, 2025 and 2024, respectively	488	450
Additional paid-in-capital	165,462	156,815
Accumulated deficit	(116,916)	(89,011)
Accumulated other comprehensive loss	(10)	(5)
Total shareholders' equity	49,024	68,249
Total liabilities and shareholders' equity	$ 69,066	$ 79,185